Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	40 Months Ended	60 Months Ended	65 Months Ended	107 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000218613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blueprint Adaptive Growth Allocation Fund - Institutional Class
C000172452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HVIA Equity Fund - Institutional Class
C000235579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nia Impact Solutions Fund
Without Sales Load [Member] | C000218613
Average Annual Return [Line Items]
Average Annual Return, Percent		7.86%		6.95%	9.05%
Without Sales Load [Member] | C000172452
Average Annual Return [Line Items]
Average Annual Return, Percent		8.62%		11.92%		14.56%
Without Sales Load [Member] | C000235579
Average Annual Return [Line Items]
Average Annual Return, Percent		10.61%	10.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.88%		14.74%	20.24%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.88%		14.74%		15.03%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent		15.48%	15.04%
Morningstar Global Allocations Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocations Index
Average Annual Return, Percent		10.61%		6.72%	10.07%